CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,523,571	$ 789,860	¥ 1,492,436
Restricted cash	656,010	93,808	545,795
Short-term investments	379,198	54,225
Accounts and notes receivable (net of allowance for doubtful debt of RMB189,501 and RMB267,682 as of December 31, 2024 and 2025, respectively)	2,222,106	317,757	1,655,984
Prepaid expenses and other current assets	2,241,570	320,542	2,789,573
Total current assets	11,451,866	1,637,597	6,820,148
Non-current assets:
Restricted cash	22,104	3,161	42,842
Derivative financial instrument	11,185	1,599	6,768
Long-term investments, net	1,062,660	151,958	794,688
Property and equipment, net	22,775,579	3,256,864	17,216,635
Intangible assets, net	2,004,710	286,670	1,403,787
Land use rights, net	867,765	124,089	766,213
Operating lease right-of-use assets, net	4,871,341	696,592	4,618,212
Deferred tax assets, net	251,572	35,974	306,623
Other non-current assets	1,275,380	182,377	381,126
Total non-current assets	33,142,296	4,739,284	25,536,894
Total assets	44,594,162	6,376,881	32,357,042
Current liabilities:
Short-term bank borrowings (including amounts of consolidated VIEs without recourse to the Company of RMB589,000 and RMB1,086,997 as of December 31, 2024 and 2025, respectively)	1,172,561	167,674	589,000
Current portion of long-term borrowings (including amounts of consolidated VIEs without recourse to the Company of RMB1,093,160 and RMB1,657,840 as of December 31, 2024 and 2025, respectively)	2,059,154	294,455	1,420,190
Current portion of finance lease liabilities (including amounts of consolidated VIEs without recourse to the Company of RMB94,162 and RMB229,691 as of December 31, 2024 and 2025, respectively)	357,995	51,193	208,299
Current portion of operating lease liabilities (including amounts of consolidated VIEs without recourse to the Company of RMB881,025 and RMB941,603 as of December 31, 2024 and 2025, respectively)	962,275	137,603	899,818
Accounts and notes payable (including amounts of consolidated VIEs without recourse to the Company of RMB574,642 and RMB610,988 as of December 31, 2024 and 2025, respectively)	741,878	106,087	709,260
Amounts due to related parties (including amounts of consolidated VIEs without recourse to the Company of RMB 355,679 and RMB 415,889 as of December 31, 2024 and 2025, respectively)	415,889	59,471	355,679
Income taxes payable (including amounts of consolidated VIEs without recourse to the Company of RMB68,458 and RMB136,043 as of December 31, 2024 and 2025, respectively)	154,343	22,071	69,569
Advances from customers (including amounts of consolidated VIEs without recourse to the Company of RMB1,378,806 and RMB933,920 as of December 31, 2024 and 2025, respectively)	933,920	133,549	1,378,806
Deferred revenue (including amounts of consolidated VIEs without recourse to the Company of RMB80,435 and RMB124,401 as of December 31, 2024 and 2025, respectively)	138,671	19,830	87,830
Current portion of deferred government grants (including amounts of consolidated VIEs without recourse to the Company of RMB6,727 and RMB24,929 as of December 31, 2024 and 2025, respectively)	51,062	7,302	6,727
Accrued expenses and other payables (including amounts of consolidated VIEs without recourse to the Company of RMB 1,274,258 and RMB 3,060,318 as of December 31, 2024 and 2025, respectively)	5,459,465	780,693	3,618,237
Total current liabilities	12,447,213	1,779,928	9,343,415
Non-current liabilities:
Long-term borrowings (including amounts of consolidated VIEs without recourse to the Company of RMB3,285,482 and RMB7,846,171 as of December 31, 2024 and 2025, respectively)	11,579,664	1,655,870	7,767,390
Convertible notes	5,138,664	734,819	1,897,738
Non-current portion of finance lease liabilities (including amounts of consolidated VIEs without recourse to the Company of RMB705,013 and RMB923,083 as of December 31, 2024 and 2025, respectively)	1,643,713	235,048	1,532,309
Non-current portion of operating lease liabilities (including amounts of consolidated VIEs without resource to the Company of RMB3,737,819 and RMB3,963,305 as of December 31, 2024 and 2025, respectively)	4,001,047	572,142	3,779,293
Unrecognized tax benefits (including amounts of consolidated VIEs without recourse to the Company of RMB107,850 and RMB118,734 as of December 31, 2024 and 2025, respectively)	118,734	16,979	107,850
Deferred tax liabilities (including amounts of consolidated VIEs without recourse to the Company of RMB118,374 and RMB106,232 as of December 31, 2024 and 2025, respectively)	840,387	120,174	734,404
Deferred government grants (including amounts of consolidated VIEs without recourse to the Company of RMB38,654 and RMB82,493 as of December 31, 2024 and 2025, respectively)	260,268	37,218	273,824
Total non-current liabilities	23,582,477	3,372,250	16,092,808
Total liabilities	36,029,690	5,152,178	25,436,223
Commitments and contingencies
Mezzanine equity:
Redeemable noncontrolling interests	1,711,591	244,754
Total mezzanine equity	1,711,591	244,754
Shareholders' equity:
Treasury shares	(179,087)	(25,609)	(161,892)
Additional paid-in capital	17,360,323	2,482,493	17,298,692
Statutory reserves	116,316	16,633	107,380
Accumulated other comprehensive (loss) income	46,375	6,632	(18,504)
Accumulated deficit	(11,125,595)	(1,590,939)	(10,859,888)
Total VNET Group, Inc. shareholders' equity	6,218,444	889,226	6,365,900
Noncontrolling interests	634,437	90,723	554,919
Total shareholders' equity	6,852,881	979,949	6,920,819
Total liabilities, mezzanine equity and shareholders' equity	44,594,162	6,376,881	32,357,042
Related Party
Current assets:
Amounts due from related parties	429,411	61,405	336,360
Common Class A
Shareholders' equity:
Ordinary shares	108	15	108
Common Class B
Shareholders' equity:
Ordinary shares	¥ 4	$ 1	¥ 4